Contents of Significant Accounts - Significant Components of Deferred Income Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	$ 5,130,411	$ 167,551	$ 5,226,236
Deferred income tax liabilities	(5,631,964)	$ (183,931)	(3,562,436)
Net deferred income tax assets (liabilities)	(501,553)		1,663,800	$ 3,154,352
Depreciation [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	2,396,554		2,056,568
Deferred income tax liabilities	(2,085,916)		(70,133)
Pension [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	436,129		569,193
Refund liabilities [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	306,408		138,617
Allowance for inventory valuation losses [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	682,909		507,621
Investment loss [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	314,427		474,405
Unrealized profit on intercompany sales [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	689,124		906,793
Others [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	304,860		573,039
Deferred income tax liabilities	(374,109)		(544,863)
Investment gain [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	(2,888,534)		(2,648,989)
Amortizable assets [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	$ (283,405)		$ (298,451)